PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Diversified Real Estate Activities 5.2%
Mitsubishi Estate Co. Ltd. (Japan)	206,295	$3,862,343
Mitsui Fudosan Co. Ltd. (Japan)	364,204	3,255,365
Sun Hung Kai Properties Ltd. (Hong Kong)	227,574	2,703,004
		9,820,712
Diversified REITs 4.9%
LondonMetric Property PLC (United Kingdom)	1,190,733	2,996,681
Merlin Properties Socimi SA (Spain)	245,101	3,393,682
Stockland (Australia)	846,595	3,001,423
		9,391,786
Health Care Facilities 1.4%
Chartwell Retirement Residences (Canada), UTS	208,044	2,659,107
Health Care REITs 11.2%
American Healthcare REIT, Inc.	97,599	3,771,225
Global Medical REIT, Inc.	71,292	476,231
Healthcare Realty Trust, Inc.	194,030	2,980,301
Welltower, Inc.	85,332	14,085,753
		21,313,510
Hotel & Resort REITs 1.6%
Invincible Investment Corp. (Japan)	3,373	1,500,207
Ryman Hospitality Properties, Inc.	15,858	1,507,461
		3,007,668
Industrial REITs 13.2%
CapitaLand Ascendas REIT (Singapore)	1,844,856	3,950,072
First Industrial Realty Trust, Inc.	148,320	7,226,150
GLP J-REIT (Japan)	3,272	2,867,272
Goodman Group (Australia)	161,348	3,607,495
Prologis, Inc.	69,604	7,432,315
		25,083,304
Internet Services & Infrastructure 1.1%
NEXTDC Ltd. (Australia)*	222,515	2,048,940
Office REITs 5.8%
Hudson Pacific Properties, Inc.*	569,489	1,395,248
Nippon Building Fund, Inc. (Japan)	4,990	4,577,469
SL Green Realty Corp.	89,779	5,139,848
		11,112,565
Real Estate Operating Companies 7.8%
CapitaLand Investment Ltd. (Singapore)	923,107	1,966,037
Catena AB (Sweden)	37,902	1,712,194
Fastighets AB Balder (Sweden) (Class B Stock)*	203,286	1,372,606
Grainger PLC (United Kingdom)	558,932	1,511,115
PSP Swiss Property AG (Switzerland)	17,572	2,981,344
Shurgard Self Storage Ltd. (Belgium)	9,669	383,688
Swire Properties Ltd. (Hong Kong)	912,637	2,446,061
TAG Immobilien AG (Germany)	85,227	1,370,285
Vonovia SE (Germany)	32,535	1,009,743
		14,753,073

PGIM Select Real Estate Fund

PGIM Select Real Estate Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs 8.8%
Essex Property Trust, Inc.	21,480	$5,588,666
UDR, Inc.	144,780	5,688,406
UNITE Group PLC (The) (United Kingdom)	202,008	1,991,677
Veris Residential, Inc.	247,906	3,490,517
		16,759,266
Retail REITs 16.5%
Agree Realty Corp.	79,475	5,698,357
Brixmor Property Group, Inc.	143,503	3,749,733
Curbline Properties Corp.	124,629	2,754,301
Klepierre SA (France)	22,119	844,326
Link REIT (Hong Kong)	343,553	1,914,193
NETSTREIT Corp.	183,853	3,351,640
Scentre Group (Australia)	1,239,969	2,967,543
Simon Property Group, Inc.	40,217	6,587,142
Unibail-Rodamco-Westfield (France)	36,285	3,517,445
		31,384,680
Specialized REITs 21.3%
Digital Realty Trust, Inc.	52,490	9,261,336
EPR Properties	95,397	5,250,651
Equinix, Inc.	8,221	6,454,882
Iron Mountain, Inc.	76,525	7,450,474
National Storage Affiliates Trust	117,011	3,447,144
National Storage REIT (Australia)	986,661	1,512,907
Smartstop Self Storage REIT, Inc.	209,432	7,095,556
		40,472,950

Total Long-Term Investments (cost $165,100,776)		187,807,561

Short-Term Investment 1.0%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $1,952,378)(wb)	1,952,378	1,952,378

TOTAL INVESTMENTS 99.8% (cost $167,053,154)		189,759,939
Other assets in excess of liabilities 0.2%		453,411

Net Assets 100.0%		$190,213,350

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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